2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Working capital	$ 1,142,219	$ 1,534,315	$ 1,939,676
Net loss and comprehensive loss for the year	$ (34,405,463)	$ (643,227)	$ (1,061,028)